Prepayments, Deposits and Other Current Assets	12 Months Ended
Jun. 30, 2024
Prepayments, Deposits and Other Current Assets [Abstract]
PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

NOTE 5 – PREPAYMENTS, DEPOSITS AND OTHER CURRENT ASSETS

Prepayments, deposits and other current assets as of June 30, 2024 and 2023 consisted of the following:

	2024	2023
Prepaid for marketing fee*	$4,532,188	$4,220,986
Receivable from equity transfer**	841,893	830,358
Tax receivable	574,770	564,158
Other prepaid expenses and current assets	557,717	601,694
Total prepayments, deposits and other current assets	$6,506,568	$6,217,196

*	The Company entered into several agreements with its suppliers for designing, marketing, advertising and branding services. Prepaid marketing fees are amortized during the contract periods which are within 1 year. The amortization of prepaid marketing fees were as follows:

	2024	2023
Beginning balance	$4,220,986	$1,865,219
Marketing fees paid	8,505,383	8,155,673
Amortization of marketing fees	(8,252,747)	(5,560,187)
Foreign exchange difference	58,566	(239,719)
Ending balance	$4,532,188	$4,220,986

**	In December 2022, the Company transferred its 20% ownership in Fuzhou Fumao to an unaffiliated individual at cost value by completing the registration process with local governmental authorities on December 24, 2022. As of June 30, 2024 and 2023, the Company recorded the receivable amount of equity transfer of $841,893 and $830,358 (RMB 6,000,000) in “prepayment, receivables and other current assets”. The Company expects to fully receive the amount before June 30, 2025.